Premises and Equipment (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Premises and Equipment [Abstract]
Depreciation	$ 724,000	$ 562,000	$ 599,000